Financial Risk Management - Summary of Gearing Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Total borrowings	₩ 10,006,685	₩ 8,437,703
Less: cash and cash equivalents	(2,449,062)	(3,019,592)	₩ (2,634,624)	₩ (2,305,894)
Net debt	7,557,623	5,418,111
Total equity	18,412,696	16,567,161	₩ 15,551,433	₩ 15,140,684
Total capital	₩ 25,970,319	₩ 21,985,272
Gearing ratio	29.00%	25.00%